FUND PROFILE

                                Limited-Term Bond

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                                LIMITED-TERM BOND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Limited-Term Bond seeks income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, short-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the advisor will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

        The fund advisor actively manages the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

        The weighted average maturity of the fund is expected to be five years or less.

        Additional information about Limited-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. The interest rate risk for Limited-Term Bond is higher than for funds that have shorter weighted average maturities, such as money market funds.

    * The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, at any given time, the value of your shares of Limited-Term Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Limited-Term Bond is intended for investors who seek a competitive level of income with limited price volatility.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Limited-Term Bond's Investor Class shares for each calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS

         1995     1996     1997     1998
FPO


LIMITED-TERM BOND                                   AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter for the life of the fund, are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]

Highest and Lowest Quarterly Returns
FPO      Quarter Ended 3/31/94
         Quarter Ended 3/31/95

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Merrill Lynch 1- to 5-Year Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                                      1 YEAR       LIFE OF FUND
         AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
                  Long-Term Bond                       ____%          ____%
                  Merrill Lynch 1- to 5-Year
                   Govt./Corp. Index                   ____%          ____%

           For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                 0.70%
         Distribution and Service (12b-1) Fees          None
         Other Expenses(1)                              0.00%
         Total Annual Fund Operating Expenses           0.70%

        (1 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

1 year         3 years           5 years             10 years
-------------------------------------------------------------------------------
  $71            $224              $389                $868

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers of the Limited-Term Bond team are identified below:

        NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Limited-Term Bond since the fund's inception in March 1994. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts degree from Indiana University and an MBA from Butler University.

        JEFFREY L. HOUSTON, Portfolio Manager, has been a member of the team that manages Limited-Term Bond since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts degree from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer


FUND PROFILE                                                   LIMITED-TERM BOND


         Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Limited-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14131   9812

                                  FUND PROFILE

                             Intermediate-Term Bond

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                             INTERMEDIATE-TERM BOND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Intermediate-Term Bond seeks a competitive level of income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, short- to intermediate-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the advisor will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

        The fund advisor actively manages the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

        The weighted average maturity of the fund is expected to be three to ten years.

        Additional information about Intermediate-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for Intermediate-Term Bond is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, at any given time, the value of your shares of Intermediate-Term Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Intermediate-Term Bond is intended for investors who seek a higher level of current income than is generally available from shorter-term corporate and government securities and who are willing to accept a greater degree of price fluctuation.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Intermediate-Term Bond's Investor Class shares for each calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
         1995     1996     1997     1998
FPO


INTERMEDIATE-TERM BOND                              AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter for the life of the fund, are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]

Highest and Lowest Quarterly Returns
FPO      Quarter Ended 3/31/94
         Quarter Ended 3/31/95

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman Intermediate Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                                     1 YEAR        LIFE OF FUND
          AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
                   Intermediate-Term Bond             ____%            ____%
                   Lehman Intermediate
                      Govt./Corp. Index               ____%            ____%

           For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                 0.75%
         Distribution and Service (12b-1) Fees          None
         Other Expenses(1)                              0.00%
         Total Annual Fund Operating Expenses           0.75%

        (1 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

1 year               3 years             5 years              10 years
-----------------------------------------------------------------------------
  $76                 $239                $416                   $928

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers of the Intermediate-Term Bond team are identified below:

        NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since the fund's inception in March 1994. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts degree from Indiana University and an MBA from Butler University.

        JEFFREY L. HOUSTON, Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since May 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts degree from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer


FUND PROFILE                                              INTERMEDIATE-TERM BOND


         Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Intermediate-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14132   9812

                                  FUND PROFILE

                                   Benham Bond

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
    See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                                   BENHAM BOND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Benham Bond seeks a high level of income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, intermediate- and longer-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the advisor will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

        The fund advisor actively manages the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

        Although there is no weighted average maturity requirement for this fund, it will primarily invest in intermediate- and long-term bonds. It is anticipated that under normal market conditions, the weighted average maturity will be between eight and 20 years.

        Additional information about Benham Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. The interest rate risk for Benham Bond is higher than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    * The fund may invest part of its assets in securities rated in the lowest investment grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, at any given time, the value of your shares of Benham Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Benham Bond is intended for investors who seek higher income than is generally provided by money market or short- and intermediate-term securities and who can accept the greater price volatility associated with longer-term bonds.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Benham Bond's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
         1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
FPO


BENHAM BOND                                        AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the last 10 calendar years, are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]

Highest and Lowest Quarterly Returns
FPO      Quarter Ended 3/31/94      0.00%
         Quarter Ended 3/31/95      0.00%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman Aggregate Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                                1 YEAR     5 years     10 years
         AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
                  Benham Bond                    ____%      ____%        ____%
                  Lehman Arrregate
                    Bond Index                   ____%      ____%        ____%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                 0.80%
         Distribution and Service (12b-1) Fees          None
         Other Expenses(1)                              0.00%
         Total Annual Fund Operating Expenses           0.80%

        (1 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

1 year                 3 years               5 years                10 years
--------------------------------------------------------------------------------
  $82                   $255                   $443                   $987

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers of the Benham Bond team are identified below:

        NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Benham Bond since November 1989. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts degree from Indiana University and an MBA from Butler University.

        JEFFREY L. HOUSTON, Portfolio Manager, has been a member of the team that manages Benham Bond since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts degree from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer


FUND PROFILE                                                         BENHAM BOND


         Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell a part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Benham Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Benham Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transaction

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14133   9812

                                  FUND PROFILE

                                    Balanced

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
     See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS
                                    BALANCED

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Balanced seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed income securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        With the equity portion of the Balanced portfolio, the fund advisor utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund advisor ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the manager uses, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

        In the second step, the manager uses a technique called portfolio optimization. In portfolio optimization, the manager uses a computer to build a portfolio of stocks from the ranking described earlier that it thinks will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

        The fixed-income portion of the fund's portfolio is invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income senior securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. The remaining portion may be invested in securities rated in the fourth highest category. Under normal market conditions the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

        Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns. The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for Balanced is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

    * As with all funds, at any given time, the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


BALANCED                                            AMERICAN CENTURY INVESTMENTS


    * An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    * Although the fund advisor invests the fund's assets pri-marily in U.S. stocks, Balanced can invest in securities of foreign companies and governments. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Balanced is intended for investors who want an investment that combines in a single investment, the potential for long-term capital growth with the income produced from a portfolio of intermediate-term fixed-income securities, and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Balanced's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
FPO
CALENDAR YEAR-BY-YEAR-RETURNS
           1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
Balanced

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the last 10 calendar years, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Balanced is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
Highest and Lowest Quarterly Returns
FPO  Quarter Ended 3/31/91
     Quarter Ended 3/31/94

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. Balanced's benchmark is a blended index that combines the S&P 500 and the Lehman Intermediate Government/Corporate Index in proportion to the 60% stock/40% bond asset mix of the fund. The S&P 500 Index and the Lehman Intermediate Government/Corporate Index, unmanaged indexes that reflect no operating costs, are blended as a benchmark for long-term performance comparisons.

                                  1 YEAR       5 YEAR       10 YEARS
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
         Balanced                  ____%        ____%         ____%
         Blended Index             ____%        ____%         ____%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


FUND PROFILE                                                            BALANCED


ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) Management Fee 1.00%
           Distribution and Service (12b-1) Fees None Other Expenses(1) 0.00% Total Annual Fund Operating Expenses 1.00%

        (1 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

                  1 year           3 years         5 years          10 years
            --------------------------------------------------------------------
                   $102             $318            $551             $1,219

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers of the Balanced team are identified below:

        NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1989. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts degree from Indiana University and an MBA from Butler University.

        JOHN SCHNIEDWIND, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science degree from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.

        JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

        JEFFREY L. HOUSTON, Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts degree from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Balanced for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


BALANCED                                           AMERICAN CENTURY INVESTMENTS


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Balanced pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


FUND PROFILE                                                           BALANCED


--------------------------------------------------------------------------------

                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14134   9812

                                  FUND PROFILE

                                Giftrust(reg.tm)

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                             TWENTIETH CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                    GIFTRUST

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Giftrust seeks capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund advisor looks for stocks of small- to medium-sized companies that it believes will increase in value over time. The fund advisor uses a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last and faster this year than the year before.

        Using American Century's extensive computer database, the fund advisor tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        The fund advisor does not attempt to time the market. Instead, it intends to keep Giftrust essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund advisor believes that it is prudent, it also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Giftrust's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Giftrust is a unique way to give a gift to a child, grandchild or other individual. You may not invest in the fund for your own account. Instead, you must establish an irrevocable trust using a Giftrust Agreement, which you received in your Giftrust Kit or you can get from American Century. The Giftrust Trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement.

    * The minimum term of a Giftrust is 10 years. Neither the person establishing the Giftrust nor the beneficiary of the trust may elect to withdraw the gift before the expiration of the term of the trust.

    * Establishing a Giftrust (and making future contributions) is considered a gift of a future interest under the federal income tax code. That means the person establishing a Giftrust account (or making future contributions) is required to file a United States Gift Tax Return. Although no gift tax is actually owed to the government until your lifetime gifts exceed $625,000 (beginning in 1998 and increasing to $1 million in 2006), the tax laws applicable to trusts are quite complex. You should consider consulting a tax attorney or accountant before opening a Giftrust account.

    * The value of Giftrust's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Giftrust owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund advisor will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund advisor believes this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.


GIFTRUST                                            AMERICAN CENTURY INVESTMENTS


    * As with all funds, at any given time, the value of a Giftrust account may be worth more or less than the original price.

    * Because Giftrust generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

    * An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund advisor invests the fund's assets primarily in U.S. stocks, Giftrust can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Giftrust is intended for investors who want to give a gift to another individual, but want that gift to have the potential to grow over time (at least 10 years) in a fund that seeks long-term capital growth through an aggressive equity fund. Investors wanting to make such a gift must be willing to give up control over the gift forever and accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Giftrust's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
FPO          1989   1990  1991   1992  1993   1994   1995   1996   1997   1998
Giftrust

        The highest and lowest returns of the fund's shares for a calendar quarter during the last 10 calendar years, are provided in the following chart to indicate the fund's historical short-term volatility. You should be aware, however, that the trusts investing in Giftrust have long-term investment horizons and the fund is not managed for short-term results.

[bar chart]

     Highest and Lowest Quarterly Returns
FPO       Quarter Ended 3/31/91
          Quarter Ended 9/30/90

        The following table shows the average annual return of the fund's shares for the periods indicated. The Russell 2000 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.


FUND PROFILE                                                            GIFTRUST


                                           1 YEAR      5 YEARS     10 YEARS
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          Giftrust                          ____%       ____%       ____%
          Russell 2000 Growth Index         ____%       ____%       ____%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to establish a Giftrust account or to reinvest dividends in additional shares. Upon the maturity of a Giftrust (at least 10 years), the beneficiary may exchange his or her Giftrust shares into the Investor Class shares of other American Century funds or redeem his or her shares at no cost. The following table describes the fees and expenses that a Giftrust may pay during the life of the trust.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 1.00%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses(2)        1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

        (2)The income of a Giftrust account is exempt from federal income tax until it exceeds $100. The Trustee files all federal and state tax returns and pays the income taxes out of the assets of the trust. A $10 fee is charged to the trust in each year a tax return is filed.

        In addition, upon maturity a $100 administrative fee will be charged against each Giftrust account established after March 31, 1996, to help cover the costs incurred as a result of the Giftrust reaching maturity.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming . . .
              * you establish a $10,000 Giftrust account
              * shares are redeemed at the end of the periods shown below
              * the account earns a 5% return each year
              * the same fund operating expenses shown above apply each year
                  . . . the cost of investing in the fund would be:

           1 year       3 years       5 years       10 years
           -------------------------------------------------
            $102         $318          $551           $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds. It should also be noted that, in most instances, a gift made in the fund must be made in trust for a minimum term of 10 years and shares may not be redeemed before the expiration of the trust's term.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers of the Giftrust team are identified below:

        CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, has been a member of the team that manages Giftrust since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He holds a bachelor of science degree from the University of Kansas and an MBA from Darmouth College. He is a Chartered Financial Analyst.

        JOHN D. SEITZER, Vice President and Portfolio Manager, has been a member of the team that manages Giftrust since July 1996. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He holds a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.

6. HOW DO I BUY FUND SHARES?

    * Review all materials in the Giftrust Kit you received (to request a kit, contact us at our address or phone number below)
    *   Complete and return the Giftrust Agreement
    *   Complete and return the enclosed application
    * Once your Giftrust is established, call us and exchange shares from another American Century fund
    * Once your Giftrust is established, call us and send your investment by bank wire transfer

        Your initial gift to a Giftrust account must be at least $500. All other subsequent gifts must be in an amount of $50 or more.


GIFTRUST                                            AMERICAN CENTURY INVESTMENTS


7. HOW DO I SELL FUND SHARES?

        After the Giftrust matures, the beneficiary may sell all or part of his or her fund shares on any business day by writing us, calling us or may exchange his or her shares in Giftrust for shares in nearly 70 other mutual funds offered by American Century. For the beneficiary's protection, some redemption requests require a signature guarantee. Before the Giftrust matures, the beneficiary may not elect to sell or exchange his or her Giftrust shares. Since the person establishing a Giftrust account makes an irrevocable gift to the beneficiary, he or she may not elect to sell or exchange the Giftrust shares.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Giftrust pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable to the trust as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares. No federal income tax is due from the trust unless its income exceeds $100 in a year. The trustee files all state and federal tax returns and pays the taxes out of the assets of the trust. A $10 fee is charged to the trust in each year a tax return is filed.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to make additional contributions to, or get information about, a Giftrust account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.


FUND PROFILE                                                            GIFTRUST


--------------------------------------------------------------------------------

                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14135   9811

                                  FUND PROFILE

                                New Opportunities

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                             TWENTIETH CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                NEW OPPORTUNITIES

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        New Opportunities seeks capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund advisor looks for stocks of smaller-sized companies that it believes will increase in value over time. Although the advisor intends to invest primarily in smaller-sized companies, the fund may own stock of medium- and large-sized companies, particularly as the fund gets larger. The fund advisor uses a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        Using American Century's extensive computer database, the fund advisor tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        The fund advisor does not attempt to time the market. Instead, it intends to keep New Opportunities essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund advisor believes that it is prudent, it also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about New Opportunities' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of New Opportunities' shares depends on the value of the stocks and other securities it owns. The value of the individual securities New Opportunities owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, at any given time, the value of your shares of New Opportunities may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * Because New Opportunities generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

    * The fund advisor will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund advisor believes this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.


NEW OPPORTUNITIES                                   AMERICAN CENTURY INVESTMENTS


    * An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund advisor invests the fund's assets primarily in U.S. stocks, New Opportunities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, New Opportunities is intended for investors with a long-term investment horizon (at least 5 years) who seek capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of New Opportunities' shares for each calendar year since the fund's inception on December 26, 1996. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
CALENDAR YEAR-BY-YEAR RETURNS
FPO                      1997        1998
New Opportunities

        The highest and lowest returns of the fund's shares for a calendar quarter for the life of the fund, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that New Opportunities is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     Highest and Lowest Quarterly Returns
FPO       Quarter Ended 3/31/91
          Quarter Ended 9/30/90

        The following table shows the average annual return of the fund's shares for the periods indicated. The Russell 2000 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                         1 YEAR      LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          New Opportunities               ____%         ____%
          Russell 2000 Growth Index       ____%         ____%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century or to reinvest dividends in additional shares.

        THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD WITHIN FIVE YEARS OF THEIR PURCHASE. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


FUND PROFILE                                                   NEW OPPORTUNITIES


      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 1.50%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           1.50%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year      3 years       5 years      10 years
           -----------------------------------------------
            $359        $693          $814          $1,778

               If you do not incur the 2% redemption fee by redeeming your shares, your cost of investing in the fund for one year would be $152 and for three years would be $472. Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers of the New Opportunities team are identified below:

        CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He holds a bachelor of science degree from the University of Kansas and an MBA from Darmouth College. He is a Chartered Financial Analyst.

        JOHN D. SEITZER, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since the fund's inception. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He holds a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        The minimum initial investment for Priority Investors must be at least $10,000; the maximum aggregate investment in the fund is $500,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in New Opportunities for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

        IF YOU SELL SHARES OF NEW OPPORTUNITIES WITHIN FIVE YEARS OF THEIR PURCHASE, YOU WILL PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        New Opportunities pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.


NEW OPPORTUNITIES                                   AMERICAN CENTURY INVESTMENTS


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


FUND PROFILE                                                   NEW OPPORTUNITIES


--------------------------------------------------------------------------------

                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14136   9811